Loss Before Tax - Schedule of Loss Before Tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Tax [Abstract]
Amortization of development costs (included in technology costs)			$ 103,513	$ 3,021,933	$ 6,202,250
Depreciation of property and equipment (included in general, administrative and other operating expenses			165,847	309,033	218,471
Depreciation of right-of-use assets (included in general, administrative and other operating expenses	$ 379,407	$ 363,611	743,146	712,003	743,956
Salaries, allowances and other benefits			14,099,846	20,310,898	18,392,916
Equity-settled share-based payment expense			1,288,714	3,179,214	6,629,044
Other long-term employee benefits expense/(credit)					109,702
Pension scheme contributions (defined contribution scheme)			895,286	1,322,973	1,179,399
Retirement benefits expense			62,602	79,131	56,672
Amount capitalized			(105,473)	(677,370)	(1,357,537)
Government grant recognized			(50,731)	(64,232)	(78,703)
Total Employee benefit expense	7,908,085	8,054,174	16,190,244	24,150,614	24,931,493
Lease payments not included in measurement of lease liabilities (included in general, administrative and other operating expenses)			11,002	11,126	42,931
Provision for expected credit losses			26,324	112,122	3,757
Written off/Impairment of intangible assets (included in general, administrative and other operating expenses)			1,193,246	4,541,074	3,105,507
Changes in fair value of other derivative financial instruments (included in changes in fair value of financial instruments)					9,536,904
Changes in fair value of warrant liabilities (included in changes in fair value of financial instruments)			(262,830)	(446,811)	47,796,528
Other equity-settled transactions (included in general, administrative and other operating expenses)					500,000
Gain on disposal of items of property and equipment, net (included in other income)			(1,438)	(7,068)	(3,690)
Gain on disposal of assets in Malaysian operations (included in other income/expenses)				(600,000)
Reversal of provision for expected credit losses					(1,558)
Foreign exchange differences, net	$ 2,487,520	$ (3,922,990)	(4,818,410)	4,783,117	(656,605)
Cost of revenue (included impairment of other asset of US$316,113,(2024: nil, 2023: nil))			$ 37,283,631	$ 46,179,969	$ 43,929,982